UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2019
Date of reporting period: December 31, 2019

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2019

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the twelve-month period ended December 31, 2019 (the “period”). The Fund delivered a total return of 31.17%, versus a 31.49% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 51%), Financials (up 33%), and Communication Services (up 33%). All of the sectors within the S&P 500® reported positive performance during the period. The sectors that reported the weakest, yet still positive, performance were Energy (up 12%), Health Care (up 21%), and Materials (up 25%).

Detractors from Performance
The Fund’s holdings in the Financials sector were the most significant detractor2 from performance relative to the S&P 500®, owing to weaker stock selection (up 23%, compared with up 33%). Danske Bank3 (down 12%) was a top detractor.

The Fund’s Energy holdings were the top absolute detractor and were also a relative detractor. While the S&P 500®’s Energy holdings were up 12%, Energy was the only sector with a negative return for the Fund (down less than 1%). Encana, which was down 18%, was the top detractor during the period.

While the Fund’s return was significantly higher than that of the S&P 500® in Information Technology holdings, the Fund’s relative performance was negatively impacted as a result of its lower average weighting in this top performing sector relative to the S&P 500® (11%, versus 20%).

Qurate Retail (down 56%), Didi Chuxing (down 1%), Prosus (down 10%), Liberty TripAdvisor (down 54%), and Orascom Construction (down less than 1%) were among the holdings that had the weakest performance during the period. Prosus, a new holding, was acquired from a bonus issue of Naspers’ internet assets (which includes a significant interest in Tencent). Qurate Retail was sold during the period.

Contributors to Performance
The Fund’s Consumer Discretionary holdings were a substantial absolute contributor and were the top contributor to performance relative to the S&P 500® due to strong stock selection (up 39%, versus up 28%). New Oriental Education & Technology (up 121%), Alibaba (up 55%), and Amazon (up 23%) were strong performers.

The Fund had an average weighting of 37% of its net assets in Financial securities, which were up 23%. Individual contributors which aided absolute performance included JPMorgan Chase (up 47%), Capital One Financial (up 39%), and Wells Fargo (up 21%).

The Fund benefited from its significant underweight position versus the S&P 500® in Health Care securities (average weighting of 3%, versus 14%).

The Industrials sector helped Fund performance relative to the S&P 500®. The Fund benefited as a result of both stock selection (up 41%, versus up 29%) and weighting (11% average weighting, versus 9%). United Technologies (up 44%) was a notable contributor. While a top relative detractor, Information Technology was a top absolute contributor (up 61%). Applied Materials (up 90%) was the top overall contributor for the period.

Alphabet (up 29%) and Facebook (up 57%) both positively impacted performance.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2019, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2009

Average Annual Total Return for periods ended December 31, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	31.17%	9.57%	10.57%	6.23%	0.64%	0.64%
Standard & Poor’s 500® Index	31.49%	11.69%	13.55%	6.25%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2019

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/19 Net Assets)		(% of 12/31/19 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.90%	Diversified Financials	19.45%	5.01%
Common Stock (Foreign)	16.32%	Banks	15.15%	5.63%
Preferred Stock (Foreign)	2.73%	Media & Entertainment	14.38%	8.23%
Short-Term Investments	0.95%	Information Technology	12.89%	23.20%
Other Assets & Liabilities	0.10%	Retailing	11.04%	6.24%
	100.00%	Capital Goods	6.82%	6.42%
		Insurance	4.50%	2.31%
		Energy	4.35%	4.35%
		Consumer Services	4.21%	1.89%
		Health Care	3.47%	14.20%
		Transportation	2.75%	1.90%
		Consumer Durables & Apparel	0.38%	1.17%
		Automobiles & Components	0.37%	0.45%
		Other	0.24%	19.00%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/19 Net Assets)

Alphabet Inc.*	Media & Entertainment	9.03%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.10%
Wells Fargo & Co.	Banks	5.70%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	5.54%
Capital One Financial Corp.	Consumer Finance	5.49%
United Technologies Corp.	Capital Goods	5.12%
Amazon.com, Inc.	Retailing	5.10%
JPMorgan Chase & Co.	Banks	5.05%
Facebook, Inc., Class A	Media & Entertainment	4.45%
New Oriental Education & Technology Group, Inc., ADR	Consumer Services	4.16%

*Alphabet Inc. holding includes Class A and Class C.

New Positions Added (01/01/19-12/31/19)
(Highlighted positions are those greater than 2.20% of the Fund’s 12/31/19 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/19 Net Assets
AIA Group Ltd.	Life & Health Insurance	06/19/19	2.01%
Intel Corp.	Semiconductors & Semiconductor
	Equipment	05/23/19	2.47%
Quest Diagnostics Inc.	Health Care Equipment & Services	01/29/19	2.14%

Positions Closed (01/01/19-12/31/19)
(Gains and losses greater than $500,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
General Electric Co.	Capital Goods	05/03/19	$(1,196,077)
Johnson Controls International plc	Capital Goods	05/31/19	888,419
LafargeHolcim Ltd.	Materials	07/03/19	288,205
OCI N.V.	Materials	03/22/19	(67,206)
Qurate Retail, Inc., Series A	Retailing	12/27/19	75,455
Wabtec Corp.	Capital Goods	04/17/19	686

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2019. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During Period* (07/01/19-12/31/19)
Actual	$1,000.00	$1,117.10	$3.42
Hypothetical	$1,000.00	$1,021.98	$3.26

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.64%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2019

	Shares	Value (Note 1)
COMMON STOCK – (96.22%)
COMMUNICATION SERVICES – (14.47%)
Media & Entertainment – (14.23%)
Alphabet Inc., Class A *	5,360	$7,179,130
Alphabet Inc., Class C *	9,283	12,411,557
Facebook, Inc., Class A *	47,020	9,650,855
Liberty Global plc, Series C *	54,310	1,183,686
Liberty Latin America Ltd., Class C *	13,995	272,343
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	44,747
MultiChoice Group Ltd. (South Africa)*	16,180	134,583
		30,876,901
Telecommunication Services – (0.24%)
GCI Liberty, Inc., Class A *	7,409	524,928
	Total Communication Services	31,401,829
CONSUMER DISCRETIONARY – (15.83%)
Automobiles & Components – (0.37%)
Adient plc *	37,253	791,626
Consumer Durables & Apparel – (0.38%)
Hunter Douglas N.V. (Netherlands)	12,649	822,926
Consumer Services – (4.16%)
New Oriental Education & Technology Group, Inc., ADR (China)*	74,550	9,039,188
Retailing – (10.92%)
Alibaba Group Holding Ltd., ADR (China)*	34,480	7,313,208
Amazon.com, Inc. *	5,986	11,061,170
Booking Holdings Inc. *	895	1,838,088
Expedia Group, Inc.	1,790	193,571
Naspers Ltd. - N (South Africa)	13,860	2,266,911
Prosus N.V., Class N (Netherlands)*	13,860	1,034,326
		23,707,274
	Total Consumer Discretionary	34,361,014
ENERGY – (4.30%)
Apache Corp.	216,920	5,550,983
Encana Corp. (Canada)	324,430	1,521,577
Magnolia Oil & Gas Corp., Class A *	179,804	2,261,934
	Total Energy	9,334,494
FINANCIALS – (38.68%)
Banks – (14.99%)
Danske Bank A/S (Denmark)	122,220	1,977,726
DBS Group Holdings Ltd. (Singapore)	177,360	3,412,824
JPMorgan Chase & Co.	78,668	10,966,319
U.S. Bancorp	64,480	3,823,019
Wells Fargo & Co.	229,814	12,363,993
		32,543,881
Diversified Financials – (19.24%)
Capital Markets – (3.98%)
Bank of New York Mellon Corp.	171,660	8,639,648
Consumer Finance – (9.16%)
American Express Co.	64,009	7,968,481

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2019

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (Continued)
Capital One Financial Corp.	115,840	$11,921,094
		19,889,575
Diversified Financial Services – (6.10%)
Berkshire Hathaway Inc., Class A *	39	13,244,010
		41,773,233
Insurance – (4.45%)
Life & Health Insurance – (2.01%)
AIA Group Ltd. (Hong Kong)	414,800	4,354,381
Property & Casualty Insurance – (2.44%)
Chubb Ltd.	19,260	2,998,011
Loews Corp.	26,430	1,387,311
Markel Corp. *	800	914,536
		5,299,858
		9,654,239
	Total Financials	83,971,353
HEALTH CARE – (3.44%)
Health Care Equipment & Services – (3.44%)
CVS Health Corp.	37,872	2,813,511
Quest Diagnostics Inc.	43,540	4,649,636
	Total Health Care	7,463,147
INDUSTRIALS – (6.75%)
Capital Goods – (6.75%)
Ferguson PLC (United Kingdom)	38,230	3,468,802
Orascom Construction PLC (United Arab Emirates)	13,155	78,930
United Technologies Corp.	74,180	11,109,197
	Total Industrials	14,656,929
INFORMATION TECHNOLOGY – (12.75%)
Semiconductors & Semiconductor Equipment – (10.84%)
Applied Materials, Inc.	197,000	12,024,880
Intel Corp.	89,410	5,351,188
Texas Instruments Inc.	47,970	6,154,071
		23,530,139
Software & Services – (1.91%)
Microsoft Corp.	17,430	2,748,711
Oracle Corp.	26,410	1,399,202
		4,147,913
	Total Information Technology	27,678,052
TOTAL COMMON STOCK – (Identified cost $116,350,834)		208,866,818
PREFERRED STOCK – (2.73%)
INDUSTRIALS – (2.73%)
Transportation – (2.73%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	5,910,793
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		5,910,793

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2019

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.95%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 01/02/20, dated 12/31/19, repurchase value of $957,085 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 01/21/20-12/20/49, total market value $976,140)	$957,000	$957,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.57%, 01/02/20, dated 12/31/19, repurchase value of $532,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 06/01/39-10/01/49, total market value $542,640)	532,000	532,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.58%, 01/02/20, dated 12/31/19, repurchase value of $574,050 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 02/01/33-12/01/49, total market value $585,480)	574,000	574,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,063,000)	2,063,000
	Total Investments – (99.90%) – (Identified cost $122,373,413)		216,840,611
	Other Assets Less Liabilities – (0.10%)		227,515
		Net Assets – (100.00%)	$217,068,126

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2019

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$216,840,611
Cash	329
Receivables:
Capital stock sold	667
Dividends and interest	60,331
Investment securities sold	393,133
Prepaid expenses	7,229
Total assets	217,302,300
LIABILITIES:
Payables:
Capital stock redeemed	87,098
Accrued audit fees	15,344
Accrued custodian fees	12,400
Accrued investment advisory fees	106,312
Other accrued expenses	13,020
Total liabilities	234,174
NET ASSETS	$217,068,126
SHARES OUTSTANDING	25,602,643
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.48
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$25,603
Additional paid-in capital	122,655,201
Distributable earnings	94,387,322
Net Assets	$217,068,126

*Including:
Cost of investments	$122,373,413

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2019

INVESTMENT INCOME:
Income:
Dividends*		$3,170,307
Interest		85,906
Total income		3,256,213
Expenses:
Investment advisory fees (Note 3)	$1,161,384
Custodian fees	39,963
Transfer agent fees	14,947
Audit fees	22,325
Legal fees	7,451
Accounting fees (Note 3)	8,000
Reports to shareholders	7,787
Directors’ fees and expenses	72,899
Registration and filing fees	50
Miscellaneous	22,646
Total expenses		1,357,452
Net investment income		1,898,761
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		6,824,291
Foreign currency transactions		(4,711)
Net realized gain		6,819,580
Net increase in unrealized appreciation		47,760,628
Net realized and unrealized gain on investments and foreign currency transactions		54,580,208
Net increase in net assets resulting from operations		$56,478,969

*Net of foreign taxes withheld of		$33,771

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2019	2018
OPERATIONS:
Net investment income	$1,898,761	$2,040,783
Net realized gain from investments and foreign currency transactions	6,819,580	31,621,678
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	47,760,628	(63,334,795)
Net increase (decrease) in net assets resulting from operations	56,478,969	(29,672,334)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(13,475,680)	(41,857,203)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(19,942,258)	11,504,217
Total increase (decrease) in net assets	23,061,031	(60,025,320)
NET ASSETS:
Beginning of year	194,007,095	254,032,415
End of year	$217,068,126	$194,007,095

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$31,401,829	$–	$–	$31,401,829
Consumer Discretionary	34,361,014	–	–	34,361,014
Energy	9,334,494	–	–	9,334,494
Financials	83,971,353	–	–	83,971,353
Health Care	7,463,147	–	–	7,463,147
Industrials	14,656,929	–	–	14,656,929
Information Technology	27,678,052	–	–	27,678,052
Preferred Stock:
Industrials	–	–	5,910,793	5,910,793
Short-term securities	–	2,063,000	–	2,063,000
Total Investments	$208,866,818	$2,063,000	$5,910,793	$216,840,611

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2019. The net decrease in unrealized appreciation during the period on Level 3 securities still held at December 31, 2019 was $(85,103). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance December 31, 2019
Investments in Securities:
Preferred Stock	$5,995,896	$–	$(85,103)	$–	$–	$5,910,793
Total Level 3	$5,995,896	$–	$(85,103)	$–	$–	$5,910,793

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at December 31, 2019	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Preferred Stock	$5,910,793	Market Approach	Adjusted Transaction Price	$45.84	Increase
Total Level 3	$5,910,793

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund’s investment. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2016.

At December 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$103,239,988
Unrealized depreciation	(10,494,032)
Net unrealized appreciation	$92,745,956

Aggregate cost	$124,094,655

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended December 31, 2019 and 2018 was as follows:

	2019	2018
Ordinary income	$3,248,601	$1,982,710
Long-term capital gain	10,227,079	39,874,493
Total	$13,475,680	$41,857,203

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$338,656
Undistributed long-term capital gain	1,437,631
Net unrealized appreciation on investments and foreign currency transactions	92,745,714
Total	$94,522,001

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2019 were $15,946,372 and $41,436,521, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2020.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2019 amounted to $8,000.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 4 - CAPITAL STOCK

At December 31, 2019, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	710,789	1,581,653	(4,831,023)	(2,538,581)
Value:	$5,726,416	$13,475,680	$(39,144,354)	$(19,942,258)

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	1,198,466	6,119,474	(4,111,979)	3,205,961
Value:	$11,768,533	$41,857,203	$(42,121,519)	$11,504,217

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2019, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,910,793 or 2.73% of the Fund’s net assets as of December 31, 2019. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2019
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$45.84

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2019, the Fund declared and paid long-term capital gain distributions in the amount of $10,227,079.

During the calendar year ended December 31, 2019, $3,248,601 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $2,739,008 or 84% as income qualifying for the corporate dividends-received deduction.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.89	$10.19	$9.10	$9.62	$11.32
Income (Loss) from Investment Operations:
Net Investment Income	0.07[a]	0.09[a]	0.07[a]	0.07[a]	0.10
Net Realized and Unrealized Gains (Losses)	2.09	(1.49)	1.99	1.09	0.10
Total from Investment Operations	2.16	(1.40)	2.06	1.16	0.20
Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.09)	(0.08)	(0.13)	(0.09)
Distributions from Realized Gains	(0.43)	(1.81)	(0.89)	(1.55)	(1.81)
Total Dividends and Distributions	(0.57)	(1.90)	(0.97)	(1.68)	(1.90)
Net Asset Value, End of Period	$8.48	$6.89	$10.19	$9.10	$9.62
Total Return[b]	31.17%	(13.60)%	22.63%	11.88%	1.60%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$217,068	$194,007	$254,032	$249,343	$321,746
Ratio of Expenses to Average Net Assets:
Gross	0.64%	0.64%	0.64%	0.62%	0.62%
Net[c]	0.64%	0.64%	0.64%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.90%	0.86%	0.72%	0.78%	0.86%
Portfolio Turnover Rate[d]	8%	23%	12%	18%	27%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the “Fund”), including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2020

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2019

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the twelve-month period ended December 31, 2019 (the “period”). The Fund delivered a total return of 25.86%, versus a 31.49% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 51%), Financials (up 33%), and Communication Services (up 33%). All of the sectors within the S&P 500® reported positive performance during the period. The sectors that reported the weakest, yet still positive, performance were Energy (up 12%), Health Care (up 21%), and Materials (up 25%).

Detractors from Performance
As it was a strong period and the Fund had positive returns in each industry, the below discussion will focus primarily on the Fund’s performance relative to the S&P 500®.

The Fund’s Insurance securities were the most substantial detractor2 from performance relative to the S&P 500® due to weaker stock selection (up 21%, versus up 29%). Greenlight Capital3 (up 17%), Swiss Re AG (up 30%), and Markel (up 10%) were among the holdings that had the least impact on performance during the period.

The Fund’s Bank holdings underperformed those of the S&P 500® (up 27%, compared with up 41%). Only two of the Fund’s holdings had negative returns and both were from the Bank industry. Metro Bank (down 75%), which was a new purchase, and Danske Bank (down 12%) were the top two detractors for the period.

The Fund’s holdings in the Diversified Financial Services industry were a detractor on a relative basis. The Fund held weaker performing stocks (up 13%, compared with up 23%) in this industry. Visa, which was sold during the period, was up 25% and yet was still among the least impactful on performance.

Other positive performers which were among the weaker performers included Blackstone Group (up 23%), Charles Schwab (up 16%), Bank of New York Mellon (up 10%), and Oaktree Capital Group (up 25%). Blackstone Group and Oaktree Capital Group were sold during the period.

Contributors to Performance

While a top relative detractor, the Bank industry was the top absolute contributor. The Fund had an average weighting of 34% of net assets invested in Bank securities during the period. JPMorgan Chase (up 47%), U.S. Bancorp (up 34%), Wells Fargo (up 21%), and PNC Financial (up 41%) were top contributors.

Consumer Finance securities were the top relative contributor due to the Fund’s substantially overweight position (13% average weighting, compared with 1% for the S&P 500®). The Fund’s only Consumer Finance securities, Capital One Financial (up 39%), the top contributor, and American Express (up 33%) performed positively. Capital One Financial was the largest holding at the end of the period with 7.88% of total net assets.

Capital Markets aided absolute and relative performance due to strong stock selection. The Fund’s Capital Markets securities were up 32%, while the S&P 500®’s were up 30%. Julius Baer (up 50%), Goldman Sachs (up 40%), and KKR (up 49%), which was sold, boosted performance.

Chubb (up 23%), from Insurance, was also among the top performers.

The Fund had approximately an 18% position in foreign securities at the end of the period. The Fund’s domestic holdings outperformed its non-U.S. holdings (up 29%, versus up 19%).

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2019, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2009

Average Annual Total Return for periods ended December 31, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	25.86%	9.73%	11.09%	6.23%	0.70%	0.70%
Standard & Poor’s 500® Index	31.49%	11.69%	13.55%	6.25%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2019

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/19 Net Assets)		(% of 12/31/19 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	80.59%	Diversified Financials	39.34%	5.01%
Common Stock (Foreign)	17.52%	Banks	38.01%	5.63%
Short-Term Investments	1.83%	Insurance	19.09%	2.31%
Other Assets & Liabilities	0.06%	Media & Entertainment	3.56%	8.23%
	100.00%	Information Technology	–	23.20%
		Health Care	–	14.20%
		Capital Goods	–	6.42%
		Retailing	–	6.24%
		Energy	–	4.35%
		Food, Beverage & Tobacco	–	3.79%
		Other	–	20.62%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/19 Net Assets)

Capital One Financial Corp.	Consumer Finance	7.88%
U.S. Bancorp	Banks	7.57%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.49%
JPMorgan Chase & Co.	Banks	6.56%
American Express Co.	Consumer Finance	5.48%
Markel Corp.	Property & Casualty Insurance	5.39%
Bank of New York Mellon Corp.	Capital Markets	5.28%
Wells Fargo & Co.	Banks	5.16%
Chubb Ltd.	Property & Casualty Insurance	4.18%
DNB ASA	Banks	4.02%

New Positions Added (01/01/19-12/31/19)
(Highlighted positions are those greater than 3.00% of the Fund’s 12/31/19 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/19 Net Assets
Bank of America Corp.	Banks	03/14/19	3.44%
Metro Bank PLC	Banks	04/23/19	0.56%

Positions Closed (01/01/19-12/31/19)
(Gains greater than $450,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain
Blackstone Group L.P.	Capital Markets	04/17/19	$50,019
KKR & Co. Inc., Class A	Capital Markets	12/04/19	675,467
Oaktree Capital Group LLC, Class A	Capital Markets	03/15/19	252,127
Visa Inc., Class A	Diversified Financial Services	04/30/19	808,891

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2019. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During Period* (07/01/19-12/31/19)
Actual	$1,000.00	$1,118.21	$3.74
Hypothetical	$1,000.00	$1,021.68	$3.57

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2019

	Shares	Value (Note 1)
COMMON STOCK – (98.11%)
COMMUNICATION SERVICES – (3.49%)
Media & Entertainment – (3.49%)
Alphabet Inc., Class A *	700	$937,573
Alphabet Inc., Class C *	1,075	1,437,296
	Total Communication Services	2,374,869
FINANCIALS – (94.62%)
Banks – (37.29%)
Bank of America Corp.	66,380	2,337,904
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	48,510	1,795,840
Danske Bank A/S (Denmark)	56,730	917,987
DBS Group Holdings Ltd. (Singapore)	122,651	2,360,094
DNB ASA (Norway)	146,330	2,733,489
JPMorgan Chase & Co.	32,000	4,460,800
Metro Bank PLC (United Kingdom)*	139,120	379,982
PNC Financial Services Group, Inc.	10,710	1,709,637
U.S. Bancorp	86,840	5,148,744
Wells Fargo & Co.	65,170	3,506,146
		25,350,623
Diversified Financials – (38.60%)
Capital Markets – (17.75%)
Bank of New York Mellon Corp.	71,320	3,589,536
Charles Schwab Corp.	33,890	1,611,808
Goldman Sachs Group, Inc.	9,650	2,218,824
Julius Baer Group Ltd. (Switzerland)	48,914	2,523,534
State Street Corp.	26,810	2,120,671
		12,064,373
Consumer Finance – (13.36%)
American Express Co.	29,960	3,729,720
Capital One Financial Corp.	52,040	5,355,437
		9,085,157
Diversified Financial Services – (7.49%)
Berkshire Hathaway Inc., Class A *	15	5,093,850
		26,243,380
Insurance – (18.73%)
Property & Casualty Insurance – (12.10%)
Chubb Ltd.	18,246	2,840,172
Loews Corp.	32,830	1,723,247
Markel Corp. *	3,205	3,663,860
		8,227,279
Reinsurance – (6.63%)
Alleghany Corp. *	2,040	1,631,123
Everest Re Group, Ltd.	4,180	1,157,191
Greenlight Capital Re, Ltd., Class A *	51,500	520,665

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2019

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	10,680	$1,199,541
			4,508,520
			12,735,799
		Total Financials	64,329,802
	TOTAL COMMON STOCK – (Identified cost $39,752,618)		66,704,671
SHORT-TERM INVESTMENTS – (1.83%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 01/02/20, dated 12/31/19, repurchase value of $578,051 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 01/21/20-12/20/49, total market value $589,560)	$578,000	578,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.57%, 01/02/20, dated 12/31/19, repurchase value of $320,028 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.00%, 11/01/33-07/20/49, total market value $326,400)	320,000	320,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.58%, 01/02/20, dated 12/31/19, repurchase value of $347,030 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 02/01/33-11/01/49, total market value $353,940)	347,000	347,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,245,000)		1,245,000
	Total Investments – (99.94%) – (Identified cost $40,997,618)		67,949,671
	Other Assets Less Liabilities – (0.06%)		41,274
	Net Assets – (100.00%)		$67,990,945

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2019

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$67,949,671
Cash	232
Receivables:
Capital stock sold	7,153
Dividends and interest	101,328
Prepaid expenses	2,239
Total assets	68,060,623
LIABILITIES:
Payables:
Capital stock redeemed	8,550
Accrued audit fees	13,582
Accrued custodian fees	5,915
Accrued investment advisory fees	33,305
Other accrued expenses	8,326
Total liabilities	69,678
NET ASSETS	$67,990,945
SHARES OUTSTANDING	5,046,802
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.47
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,047
Additional paid-in capital	40,512,222
Distributable earnings	27,473,676
Net Assets	$67,990,945

*Including:
Cost of investments	$40,997,618

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2019

INVESTMENT INCOME:
Income:
Dividends*		$1,448,469
Interest		25,743
Total income		1,474,212
Expenses:
Investment advisory fees (Note 3)	$354,229
Custodian fees	20,781
Transfer agent fees	10,857
Audit fees	19,975
Legal fees	2,276
Accounting fees (Note 3)	2,000
Reports to shareholders	2,774
Directors’ fees and expenses	24,830
Registration and filing fees	15
Miscellaneous	15,879
Total expenses		453,616
Net investment income		1,020,596
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,680,203
Foreign currency transactions		(732)
Net realized gain		3,679,471
Net increase in unrealized appreciation		10,080,158
Net realized and unrealized gain on investments and foreign currency transactions		13,759,629
Net increase in net assets resulting from operations		$14,780,225

*Net of foreign taxes withheld of		$51,425

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2019	2018
OPERATIONS:
Net investment income	$1,020,596	$965,655
Net realized gain from investments and foreign currency transactions	3,679,471	9,909,928
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	10,080,158	(18,677,699)
Net increase (decrease) in net assets resulting from operations	14,780,225	(7,802,116)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,988,150)	(10,113,630)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(3,492,865)	4,229,381
Total increase (decrease) in net assets	6,299,210	(13,686,365)
NET ASSETS:
Beginning of year	61,691,735	75,378,100
End of year	$67,990,945	$61,691,735

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$2,374,869	$–	$–	$2,374,869
Financials	64,329,802	–	–	64,329,802
Short-term securities	–	1,245,000	–	1,245,000
Total Investments	$66,704,671	$1,245,000	$–	$67,949,671

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2016.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At December 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$28,135,330
Unrealized depreciation	(1,194,087)
Net unrealized appreciation	$26,941,243

Aggregate cost	$41,008,428

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors’ deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2019 and 2018 was as follows:

	2019	2018
Ordinary income	$1,057,525	$1,292,050
Long-term capital gain	3,930,625	8,821,580
Total	$4,988,150	$10,113,630

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$60,383
Undistributed long-term capital gain	500,275
Net unrealized appreciation on investments and foreign currency transactions	26,942,269
Total	$27,502,927

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2019 were $3,892,036 and $11,758,972, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2020.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2019 amounted to $2,000.

NOTE 4 - CAPITAL STOCK

At December 31, 2019, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	411,803	370,591	(1,078,833)	(296,439)
Value:	$5,328,587	$4,988,150	$(13,809,602)	$(3,492,865)

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	858,859	885,607	(1,263,306)	481,160
Value:	$13,637,652	$10,113,630	$(19,521,901)	$4,229,381

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2019, the Fund declared and paid long-term capital gain distributions in the amount of $3,930,625.

During the calendar year ended December 31, 2019, $1,057,525 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $845,128 or 80% as income qualifying for the corporate dividends-received deduction.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.55	$15.50	$14.03	$13.31	$14.98
Income (Loss) from Investment Operations:
Net Investment Income	0.22	0.21	0.12	0.14	0.13
Net Realized and Unrealized Gains (Losses)	2.77	(1.89)	2.89	1.76	0.20
Total from Investment Operations	2.99	(1.68)	3.01	1.90	0.33
Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.20)	(0.12)	(0.14)	(0.14)
Distributions from Realized Gains	(0.86)	(2.07)	(1.42)	(1.04)	(1.86)
Total Dividends and Distributions	(1.07)	(2.27)	(1.54)	(1.18)	(2.00)
Net Asset Value, End of Period	$13.47	$11.55	$15.50	$14.03	$13.31

Total Return[a]	25.86%	(10.67)%	21.42%	14.25%	2.01%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,991	$61,692	$75,378	$69,765	$67,541
Ratio of Expenses to Average Net Assets:
Gross	0.70%	0.69%	0.72%	0.70%	0.68%
Net[b]	0.70%	0.69%	0.72%	0.65%	0.68%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.31%	0.75%	1.04%	0.82%
Portfolio Turnover Rate[c]	6%	23%	14%	12%	12%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[b]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the “Fund”), including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2020

16

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

17

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2019

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio performed in line with the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the twelve-month period ended December 31, 2019 (the “period”). The Fund delivered a total return of 25.74%, versus a 25.79% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Industrial REITs (up 50%), Hotels, Resorts & Cruise Lines (up 34%), and Diversified REITs (up 31%). All of the sub-industries within the Wilshire Index reported positive performance during the period. Those that reported the weakest, yet still positive, performance were Retail REITs (up 6%), Hotel & Resort REITs (up 17%), and Health Care REITs (up 19%).

Detractors from Performance
As it was a strong period and the Fund had positive returns in each sub-industry, the below discussion will focus primarily on the Fund’s performance relative to the Wilshire Index.

The Fund ended the period with 4.08% of net assets invested in repurchase agreements. The Fund’s repurchase agreement position was its strongest detractor2 in this strong market environment.

While Residential REITs were a top absolute contributor, this position hindered the Fund’s relative performance as the Wilshire Index’s holdings in this sub-industry were stronger during the period (up 31% compared to up 28% for the Fund).

The Fund was overweight in the lowest performing sub-industry, Retail REITs, when compared to the Wilshire Index (18% average weighting, versus 15%). The Fund’s largest holding, both at the beginning and end of the period, was Simon Property Group3 (down 7%), which was the top detractor. Other detractors from the Retail REITs sub-industry included Macerich (down 32%), CBL & Associates Properties (down 37%), and Kimco Realty (down less than 1%). CBL & Associates Properties and Kimco Realty were sold during the period.

The Fund was underweight in the strong-performing sub-industry Diversified REITs (2% average weighting, versus 4% for the Wilshire Index). Alexander & Baldwin (down 8%) was among the weaker performing securities. Alexander & Baldwin was a new acquisition that was subsequently sold during the period.

The Fund’s Specialized REITs securities slightly underperformed those of the Wilshire Index (up 29%, versus up 30%). CyrusOne (down 14%) and Jernigan Capital (down 1%), which were both newly acquired, were among the top detractors. During the year, the Fund added to its position in Ventas and subsequently trimmed the position. While Ventas was up 3% during the period, these transactions resulted in a small loss to the Fund making this holding a top detractor.

Contributors to Performance
The Fund’s holdings in the Industrial REITs sub-industry made the most significant contribution to relative performance and were an important absolute contributor as well. The Fund benefited from both strong stock selection (up 56%, versus up 50% for the Wilshire Index) and its slightly overweight position (11% average weighting, versus 10%) in the strongest performing sub-industry for the period. Three of the Fund’s five Industrial REITs holdings during the period were among the top performers, including the top overall contributor for the period, Prologis (up 56%), Rexford Industrial Realty (up 58%), and Terreno Realty (up 57%).

Office REITs helped the Fund’s absolute performance and its performance in relation to the Wilshire Index owing to stronger stock selection (up 32%, versus up 29%) and its weighting (17% average weighting, versus 14%). Alexandria Real Estate (up 44%), Hudson Pacific Properties (up 33%), and Cousins Properties (up 35%) positively impacted performance.

The largest contributor to the Fund’s absolute return was its position in Residential REITs, which represented 21% of net assets at the end of the period. This sub-industry was a key contributor to performance (up 28%). An individual contributor was AvalonBay Communities (up 24%).

The Fund’s position in Hotel & Resort REITs was helpful to performance relative to the Wilshire Index. This was due to both the Fund’s lower weighting (3% average weighting, versus 5% for the Wilshire Index) and stronger stock selection (up 21%, versus up 17% for the Wilshire Index).

Equinix (up 69%), Brixmor Property Group (up 57%), and Crown Castle (up 35%) also aided Fund performance.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: common stock risk, fees and expenses risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2019, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2009

Average Annual Total Return for periods ended December 31, 2019

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	25.74%	7.63%	10.75%	8.75%	0.97%	0.97%
Standard & Poor’s 500® Index	31.49%	11.69%	13.55%	6.25%
Wilshire U.S. Real Estate Securities Index	25.79%	7.21%	12.11%	10.46%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2019

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 12/31/19 Net Assets)		(% of 12/31/19 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	94.21%	Residential REITs	21.72%	21.81%
Common Stock (Foreign)	1.54%	Office REITs	19.44%	14.19%
Short-Term Investments	4.08%	Specialized REITs	17.94%	17.65%
Other Assets & Liabilities	0.17%	Retail REITs	15.80%	13.15%
	100.00%	Industrial REITs	12.37%	11.37%
		Health Care REITs	6.58%	12.36%
		Hotel & Resort REITs	3.68%	4.84%
		Diversified REITs	2.47%	3.98%
		Real Estate Operating Companies	–	0.35%
		Hotels, Resorts & Cruise Lines	–	0.30%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/19 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.95%
Prologis, Inc.	Industrial REITs	5.48%
AvalonBay Communities, Inc.	Residential REITs	5.21%
Alexandria Real Estate Equities, Inc.	Office REITs	3.60%
Equinix, Inc.	Specialized REITs	3.56%
Public Storage	Specialized REITs	3.53%
Essex Property Trust, Inc.	Residential REITs	3.34%
Camden Property Trust	Residential REITs	3.25%
American Campus Communities, Inc.	Residential REITs	3.10%
Hudson Pacific Properties, Inc.	Office REITs	3.03%

New Positions Added (01/01/19-12/31/19)
(Highlighted positions are those greater than 1.40% of the Fund’s 12/31/19 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/19 Net Assets
Alexander & Baldwin, Inc.	Diversified REITs	02/28/19	–
CyrusOne Inc.	Specialized REITs	09/20/19	1.41%
Douglas Emmett, Inc.	Office REITs	12/19/19	1.01%
Jernigan Capital, Inc.	Specialized REITs	12/18/19	0.07%
STORE Capital Corp.	Diversified REITs	03/25/19	1.09%
Sunstone Hotel Investors, Inc.	Hotel & Resort REITs	11/06/19	1.02%
Welltower Inc.	Health Care REITs	05/06/19	2.16%

Positions Closed (01/01/19-12/31/19)
(Gains and losses greater than $25,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alexander & Baldwin, Inc.	Diversified REITs	12/23/19	$(5,440)
CatchMark Timber Trust Inc., Class A	Specialized REITs	02/19/19	7,697
CBL & Associates Properties, Inc.,
Series D, 7.375%, Cum. Pfd.	Retail REITs	12/03/19	(13,767)
CBL & Associates Properties, Inc.,
Series E, 6.625%, Cum. Pfd.	Retail REITs	12/03/19	(23,727)
First Industrial Realty Trust, Inc.	Industrial REITs	12/19/19	45,560
Invitation Homes Inc.	Residential REITs	11/08/19	24,085
Kimco Realty Corp.	Retail REITs	01/02/19	(25,011)
Mid-America Apartment Communities, Inc.	Residential REITs	12/19/19	19,743

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2019. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During Period* (07/01/19-12/31/19)
Actual	$1,000.00	$1,059.57	$4.98
Hypothetical	$1,000.00	$1,020.37	$4.89

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.96%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2019

	Shares	Value (Note 1)
COMMON STOCK – (95.75%)
REAL ESTATE – (95.75%)
Equity Real Estate Investment Trusts (REITs) – (95.75%)
Diversified REITs – (2.36%)
Liberty Property Trust	3,050	$183,153
STORE Capital Corp.	4,225	157,339
		340,492
Health Care REITs – (6.31%)
Healthpeak Properties, Inc.	8,840	304,715
Ventas, Inc.	5,080	293,319
Welltower Inc.	3,800	310,764
		908,798
Hotel & Resort REITs – (3.52%)
Host Hotels & Resorts Inc.	13,510	250,611
Ryman Hospitality Properties, Inc.	1,280	110,925
Sunstone Hotel Investors, Inc.	10,520	146,438
		507,974
Industrial REITs – (11.85%)
EastGroup Properties, Inc.	640	84,909
Prologis, Inc.	8,855	789,335
Rexford Industrial Realty, Inc.	9,560	436,605
Terreno Realty Corp.	7,330	396,846
		1,707,695
Office REITs – (18.62%)
Alexandria Real Estate Equities, Inc.	3,210	518,672
Boston Properties, Inc.	2,690	370,843
Brandywine Realty Trust	9,390	147,892
Cousins Properties, Inc.	7,575	312,090
Douglas Emmett, Inc.	3,310	145,309
Great Portland Estates PLC (United Kingdom)	19,463	221,714
Hudson Pacific Properties, Inc.	11,600	436,740
SL Green Realty Corp.	2,560	235,213
Vornado Realty Trust	4,430	294,595
		2,683,068
Residential REITs – (20.79%)
American Campus Communities, Inc.	9,490	446,315
American Homes 4 Rent, Class A	4,060	106,413
AvalonBay Communities, Inc.	3,580	750,726
Camden Property Trust	4,410	467,901
Equity LifeStyle Properties, Inc.	2,140	150,634
Equity Residential	5,370	434,540
Essex Property Trust, Inc.	1,600	481,376
Sun Communities, Inc.	1,060	159,106
		2,997,011
Retail REITs – (15.12%)
Acadia Realty Trust	11,300	293,009
Brixmor Property Group, Inc.	15,480	334,523
Federal Realty Investment Trust	2,190	281,919
Macerich Co.	2,020	54,378

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2019

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Regency Centers Corp.	3,440	$217,030
Retail Opportunity Investments Corp.	7,985	141,015
Simon Property Group, Inc.	5,760	858,009
		2,179,883
Specialized REITs – (17.18%)
CoreSite Realty Corp.	1,520	170,422
Crown Castle International Corp.	1,860	264,399
CubeSmart	3,220	101,366
CyrusOne Inc.	3,100	202,833
Digital Realty Trust, Inc.	2,690	322,101
Equinix, Inc.	880	513,656
Extra Space Storage Inc.	1,930	203,847
Jernigan Capital, Inc.	550	10,527
Life Storage, Inc.	1,640	177,579
Public Storage	2,390	508,974
		2,475,704
	Total Real Estate	13,800,625
TOTAL COMMON STOCK – (Identified cost $11,015,527)		13,800,625
SHORT-TERM INVESTMENTS – (4.08%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 01/02/20, dated 12/31/19, repurchase value of $273,024 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 01/21/20-12/20/49, total market value $278,460)	$273,000	273,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.57%, 01/02/20, dated 12/31/19, repurchase value of $151,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.50%, 06/01/23-12/20/49, total market value $154,020)	151,000	151,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.58%, 01/02/20, dated 12/31/19, repurchase value of $164,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 02/01/33-11/01/49, total market value $167,280)	164,000	164,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $588,000)		588,000
Total Investments – (99.83%) – (Identified cost $11,603,527)		14,388,625
Other Assets Less Liabilities – (0.17%)		25,054
Net Assets – (100.00%)		$14,413,679

See Notes to Financial Statements

7

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2019

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$14,388,625
Cash	941
Receivables:
Capital stock sold	36,383
Dividends and interest	70,588
Prepaid expenses	500
Total assets	14,497,037
LIABILITIES:
Payables:
Capital stock redeemed	50,519
Accrued audit fees	12,701
Accrued investment advisory fees	9,006
Other accrued expenses	11,132
Total liabilities	83,358
NET ASSETS	$14,413,679
SHARES OUTSTANDING	918,702
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.69
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$919
Additional paid-in capital	11,379,078
Distributable earnings	3,033,682
Net Assets	$14,413,679

*Including:
Cost of investments	$11,603,527

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2019

INVESTMENT INCOME:
Income:
Dividends*		$401,283
Interest		6,856
Total income		408,139
Expenses:
Investment advisory fees (Note 3)	$80,289
Custodian fees	9,913
Transfer agent fees	6,902
Audit fees	18,800
Legal fees	514
Accounting fees (Note 3)	2,000
Reports to shareholders	13
Directors’ fees and expenses	7,988
Registration and filing fees	3
Excise tax expense (Note 1)	1,663
Miscellaneous	13,118
Total expenses		141,203
Net investment income		266,936
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		334,035
Foreign currency transactions		(28)
Net realized gain		334,007
Net increase in unrealized appreciation		2,583,315
Net realized and unrealized gain on investments and foreign currency transactions		2,917,322
Net increase in net assets resulting from operations		$3,184,258

*Net of foreign taxes withheld of		$681

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2019	2018
OPERATIONS:
Net investment income	$266,936	$287,627
Net realized gain from investments and foreign currency transactions	334,007	698,280
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	2,583,315	(1,683,897)
Net increase (decrease) in net assets resulting from operations	3,184,258	(697,990)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(604,726)	(1,014,706)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(729,552)	(1,325,899)
Total increase (decrease) in net assets	1,849,980	(3,038,595)

NET ASSETS:
Beginning of year	12,563,699	15,602,294
End of year	$14,413,679	$12,563,699

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Real Estate	$13,800,625	$–	$–	$13,800,625
Short-term securities	–	588,000	–	588,000
Total Investments	$13,800,625	$588,000	$–	$14,388,625

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. The Fund incurred a 2018 excise tax liability of $1,663 during the year ended December 31, 2019. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2016.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At December 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$3,090,170
Unrealized depreciation	(328,322)
Net unrealized appreciation	$2,761,848

Aggregate cost	$11,626,777

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, excise tax payments, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2019, amounts have been reclassified to reflect a decrease in paid-in capital of $1,663 and a corresponding increase in distributable earnings. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2019 and 2018 was as follows:

	2019	2018
Ordinary income	$214,712	$464,795
Long-term capital gain	390,014	549,911
Total	$604,726	$1,014,706

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$280,292
Net unrealized appreciation on investments and foreign currency transactions	2,761,873
Total	$3,042,165

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2019 were $2,183,493 and $3,593,722, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2020.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2019 amounted to $2,000.

NOTE 4 - CAPITAL STOCK

At December 31, 2019, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	94,238	38,912	(179,121)	(45,971)
Value:	$1,454,859	$604,726	$(2,789,137)	$(729,552)

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	35,768	77,006	(198,628)	(85,854)
Value:	$525,608	$1,014,706	$(2,866,213)	$(1,325,899)

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2019, the Fund declared and paid long-term capital gain distributions in the amount of $390,014.

During the calendar year ended December 31, 2019, $214,712 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $51 or 0.02% as income qualifying for the corporate dividends-received deduction.

14

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.02	$14.85	$14.36	$13.31	$13.31
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.28	0.30	0.22	0.18	0.14
Net Realized and Unrealized Gains (Losses)	3.06	(1.01)	0.96	1.11	0.08
Total from Investment Operations	3.34	(0.71)	1.18	1.29	0.22
Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.41)	(0.18)	(0.24)	(0.22)
Distributions from Realized Gains	(0.52)	(0.71)	(0.51)	–	–
Total Dividends and Distributions	(0.67)	(1.12)	(0.69)	(0.24)	(0.22)
Net Asset Value, End of Period	$15.69	$13.02	$14.85	$14.36	$13.31
Total Return[b]	25.74%	(4.82)%	8.25%	9.70%	1.65%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,414	$12,564	$15,602	$17,855	$17,921
Ratio of Expenses to Average Net Assets:
Gross	0.97%	1.00%	0.93%	0.87%	0.85%
Net[c]	0.97%	1.00%	0.93%	0.74%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.07%	1.50%	1.29%	1.02%
Portfolio Turnover Rate[d]	15%	40%	22%	55%	95%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the “Fund”), including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2020

16

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

17

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2019 and December 31, 2018 were $61,100 and $64,038, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2019 and December 31, 2018 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2019 and December 31, 2018 were $25,493 and $24,465, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2019 and December 31, 2018 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2018 and December 31, 2017.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 7, 2020

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 7, 2020